Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State
Deferred benefit	(80,135)	(22,560)
Change in valuation allowance	80,135	22,560
Income tax expense